Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Award Grant Policy
The Compensation Committee has adopted a policy to facilitate compliance with applicable legal, accounting and tax requirements in connection with the grant of equity awards, including, but not limited to, stock options and RSU awards. Generally, the Compensation Committee expects annual equity awards to be granted to certain current employees in the month of April each year (the “
Annual Grants
”), consistent with past practice. In addition, the Compensation Committee will seek to grant all equity awards other than Annual Grants on the 16th day of the second month of each calendar quarter (a “
Target Grant Date
”) and will generally avoid doing so during the period starting 14 days prior to the date of the public issuance of any press release disclosing our results of operation and financial condition and ending 10 days after such date (the “
Limited Period
”). Notwithstanding the foregoing, if a Target Grant Date falls within a Limited Period, the applicable equity awards will still be granted on the Target Grant Date unless our General Counsel or Chief Compliance Officer determines that circumstances would render it advisable to delay the grant of the awards until after the end of the Limited Period.

Award Timing Method	Generally, the Compensation Committee expects annual equity awards to be granted to certain current employees in the month of April each year (the “
Annual Grants
”), consistent with past practice. In addition, the Compensation Committee will seek to grant all equity awards other than Annual Grants on the 16th day of the second month of each calendar quarter (a “
Target Grant Date
”) and will generally avoid doing so during the period starting 14 days prior to the date of the public issuance of any press release disclosing our results of operation and financial condition and ending 10 days after such date (the “
Limited Period
”).
Award Timing Predetermined	true